Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Jun. 01, 2014	Mar. 25, 2014 Defendant	Dec. 31, 2014 Defendant Complaints Manufacturers_Distributors	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Accrual for environmental loss contingencies, gross			$ 27.2	$ 22.9
Accrued environmental loss contingencies, current			11.3	6.9
Accrued environmental loss contingencies, noncurrent			15.9	16.0
Steel manufacturers, number of manufacturers			8
Additional complaints being filed in July and December of 2010			2
Complaints that are dismissed			2
Defendants that have entered into settlement agreements that are in the process of court approval			5
Number of co-defendants		5
Damages against all defendants jointly and severally	$ 160.8	$ 52.0